Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	American Century ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2024
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A